Derivative instruments	12 Months Ended
Dec. 31, 2022
Derivative instruments
Derivative instruments

9. Derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Fair value of contracts, beginning of year	(300,865)	(119,772)
Reversal of opening contracts settled during the year	164,208	112,679
Assumed in acquisitions	(339)	—
Realized loss on contracts settled during the year	(405,894)	(327,384)
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	376,593	(293,773)
Net receipt from counterparties on contract settlements during the year	405,893	327,385
Fair value of contracts, end of year	239,596	(300,865)
Comprised of:
Current derivative asset	162,843	19,321
Current derivative liability	(55,845)	(268,973)
Non-current derivative asset	132,598	—
Non-current derivative liability	—	(51,213)
Fair value of contracts, end of year	239,596	(300,865)

The (gain) loss on derivative instruments for 2022 and 2021 were comprised of the following:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Realized loss on contracts settled during the year	405,894	327,384
Reversal of opening contracts settled during the year	(164,208)	(112,679)
Unrealized (gain) loss on contracts outstanding at the end of the year	(376,593)	293,773
(Gain) loss on derivative instruments	(134,907)	508,478

Vermilion executes derivative instruments where there is an underlying exposure to offset the position. Consistent with our accounting policy we do not match unrealized gains / losses on these contracts with the underlying exposure. Please refer to Note 19 (Supplemental information) for a listing of Vermilion's outstanding derivative instruments as at December 31, 2022.